Loss per share (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Net loss per share
Schedule of basic and diluted net loss per share attributable to common stockholders

For the three months ended June 30:	2025	2024
Numerator:
Net loss	(15,133)	(3,115)
Denominator:
Weighted average number of common shares outstanding (basic and diluted)	20,401,138	21,922,889

Net loss per share attributable to common stockholder, basic	$(0.74)	$(0.14)
Net loss per share attributable to common stockholder, diluted	$(0.74)	$(0.14)

For the nine months ended June 30:	2025	2024
Numerator:
Net loss	(29,745)	(11,077)
Denominator:
Weighted average number of common shares outstanding (basic and diluted)	19,334,671	22,005,842

Net loss per share attributable to common stockholder, basic	$(1.54)	$(0.50)
Net loss per share attributable to common stockholder, diluted	$(1.54)	$(0.50)

	2024	2023
Numerator:
Net loss	(59,435)	(15,128)
Denominator:
Weighted average number of common shares outstanding (basic and diluted)	12,559,264	12,388,467

Net loss per share attributable to common stockholder, basic	$(4.73)	$(1.22)
Net loss per share attributable to common stockholder, diluted	$(4.73)	$(1.22)